Share-Based Compensation (Details 1) ₪ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	₪ 11,948	₪ 15,172	₪ 31,016		₪ 20,904	₪ 68,645
Marketing, general and administrative	4,139	4,518	5,120		5,951	9,706
Total share-based compensation	₪ 3,326	₪ 4,066	₪ 3,530		₪ 4,124
USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development | $				$ 8,949
Marketing, general and administrative | $				1,476
Directors and service providers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development						1,907
Marketing, general and administrative						1,777
Total share-based compensation						₪ 3,684
Directors and service providers [Member] | USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development | $				331
Marketing, general and administrative | $				688
Total share-based compensation | $				$ 1,019